SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Schedule of Short-Term Bank Credit
		Weighted average interest
	Currency	December 31,		December 31,
		2025	2024	2025	2024
		%

Short-term bank credit (*)	INR	8.6	9.3	$2,431	$2,534
Current maturities of Long- term bank loan and other (**)	INR	-	9.6	$422	$2,021
Total				$2,853	$4,555

(*) Credit line and bank loan – short term overdraft credit line of 250 million INR ($2.8 million), 215 million INR ($2.4 million) of which were utilized as of December 31, 2025.

(**) See also note 13e.